UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


              Date of Reporting Period:  Six months ended 6/30/07







ITEM 1.     REPORTS TO STOCKHOLDERS





HIGH YIELD BOND PORTFOLIO

A PORTFOLIO OF FEDERATED CORE TRUST



SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                           SIX MONTHS                                          YEAR ENDED DECEMBER 31
                                ENDED
                          (unaudited)
                            6/30/2007             2006             2005               2004               2003             2002
NET ASSET VALUE,                $6.88            $6.71            $7.08              $6.93              $6.11            $6.51
BEGINNING OF PERIOD
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income            0.28             0.58             0.57   1           0.58               0.60             0.63
Net realized and                (0.04 )           0.17            (0.34 )             0.17               0.82            (0.39 )
unrealized gain
(loss) on investments
and swap contracts
  TOTAL FROM                     0.24             0.75             0.23               0.75               1.42             0.24
  INVESTMENT
  OPERATIONS
LESS DISTRIBUTIONS:
Distributions from              (0.28 )          (0.58 )          (0.60 )            (0.60 )            (0.60 )          (0.64 )
net investment income
NET ASSET VALUE, END            $6.84            $6.88            $6.71              $7.08              $6.93            $6.11
OF PERIOD
TOTAL RETURN2                    3.56   %        11.67   %         3.44   %          11.40   %          24.32   %         3.90   %

RATIOS TO AVERAGE NET
ASSETS:
Net expenses                     0.03 %3          0.03 %           0.03 %             0.03 %             0.03 %           0.03 %
Net investment income            8.07 %3          8.45 %           8.28 %             8.39 %             8.95 %          10.03 %
Expense                          0.08 %3          0.08 %           0.08 %             0.08 %             0.08 %           0.08 %
waiver/reimbursement4
SUPPLEMENTAL DATA:
Net assets, end of           $810,438         $823,555         $936,652         $1,127,462         $1,198,678         $797,496
period (000 omitted)
Portfolio turnover                 21 %             33 %             34 %               43 %               38 %             39 %

1 Per share numbers have been calculated using the average shares method.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                             1/1/2007         6/30/2007
 ACTUAL                                                        $1,000         $1,035.60              $0.15
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.65              $0.15

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2007, the Fund's index classification1 was as follows:

 INDEX CLASSIFICATION                       PERCENTAGE OF
                                         TOTAL NET ASSETS
 MEDIA - NON-CABLE                                   9.5%
 HEALTH CARE                                         7.4%
 FOOD & BEVERAGE                                     6.7%
 INDUSTRIAL - OTHER                                  6.6%
 CHEMICALS                                           5.4%
 GAMING                                              5.2%
 UTILITY - NATURAL GAS                               5.0%
 CONSUMER PRODUCTS                                   4.8%
 TECHNOLOGY                                          4.5%
 UTILITY - ELECTRIC                                  4.5%
 ENERGY                                              3.7%
 AUTOMOTIVE                                          3.3%
 RETAILERS                                           3.2%
 WIRELESS COMMUNICATIONS                             2.5%
 AEROSPACE/DEFENSE                                   2.5%
 OTHER2                                             17.8%
 CASH EQUIVALENTS3                                   5.0%
 OTHER ASSETS AND LIABILITIES - NET4                 2.4%
   TOTAL                                           100.0%
1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.
2 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."
3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                   CORPORATE BONDS-92.1%
                   AEROSPACE / DEFENSE-2.5%
  $  3,150,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                           $   3,071,250
     2,825,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      2,740,250
     2,475,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,           2,555,437
                   4/1/2015
       975,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A,              1,021,312
                   9.75%, 4/1/2017
     1,550,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                 1,650,750
     1,125,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              1,065,937
     3,400,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                                              3,230,000
       875,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                       815,937
     1,625,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                          1,543,750
     2,125,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                        2,156,875
                     TOTAL                                                                                                19,851,498
                   AUTOMOTIVE-3.3%
     1,500,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                     1,406,250
     3,325,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          2,672,469
     3,675,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.105%, 1/13/2012                                 3,669,120
     3,725,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          3,588,300
     1,125,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                      1,181,826
     3,175,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                              3,046,085
     5,000,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                             4,237,500
     1,550,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                           1,458,937
     1,850,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                           1,697,375
     1,000,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                             1,035,000
     3,025,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               3,138,438
                     TOTAL                                                                                                27,131,300
                   BUILDING MATERIALS-1.3%
       878,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                             886,780
       825,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                          820,875
     1,125,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                           1,167,187
     1,500,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 1,380,000
       925,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                 675,250
     1,275,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                   1,220,813
     3,375,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                3,543,750
       950,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        957,125
                     TOTAL                                                                                                10,651,780
                   CHEMICALS-5.1%
     2,475,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                              2,351,250
     3,950,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                3,940,125
     2,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                              2,116,625
       825,000     Equistar Chemicals LP, Company Guarantee, 6.875%, 6/15/2017                                               800,250
       771,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                        805,695
     1,400,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                       1,456,000
     3,750,000     Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016                                               3,937,500
     4,175,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                            4,342,000
     2,450,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          2,603,125
     1,969,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                       2,111,752
       725,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                               735,875
     1,550,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                             1,592,625
     1,400,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                            1,281,000
       950,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                    961,875
     2,625,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            2,736,562
     2,375,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               2,285,937
     2,000,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                    2,130,000
     3,275,000     Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                       3,176,750
       925,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                949,435
     1,100,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                         1,171,033
                     TOTAL                                                                                                41,485,414
                   CONSTRUCTION MACHINERY-0.3%
     2,525,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                             2,659,330
     1,775,000 3,4 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                     0
                     TOTAL                                                                                                 2,659,330
                   CONSUMER PRODUCTS-4.8%
     3,525,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            3,190,125
       830,212     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                       915,309
     1,625,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                              1,645,312
     1,925,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    1,953,875
     2,475,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               2,385,281
     3,325,000     Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                            3,300,063
     6,375,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               5,880,937
     5,000,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      5,000,000
     1,500,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                  1,425,000
     4,300,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             4,439,750
     1,775,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                     1,828,250
       991,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                    801,471
     3,375,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              2,970,000
     3,075,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        3,213,375
                     TOTAL                                                                                                38,948,748
                   ENERGY-3.7%
     3,250,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                       3,120,000
     3,225,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          3,104,062
       900,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                      884,250
     1,525,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,559,313
       250,000     Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                          251,250
       850,000     Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                           864,875
       975,000     Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                            955,500
     1,550,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                         1,573,250
     2,050,000 1,2 Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019                                                            1,998,750
       750,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                        714,375
     1,575,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                     1,535,625
     1,650,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                      1,716,000
       700,000 1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                                 677,250
     1,375,000 1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                               1,330,313
     2,800,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 2,668,593
     1,200,000     Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                         1,143,000
     2,025,000     Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015                                         2,019,938
     1,625,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                 1,547,813
     1,150,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                 1,167,250
       750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                    763,125
                     TOTAL                                                                                                29,594,532
                   ENTERTAINMENT-1.2%
     1,750,000     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                 1,723,750
     4,225,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      3,865,875
     1,850,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012                                         1,859,250
     1,500,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    1,593,750
       725,000     Universal City Florida Holding Co., Floating Rate Note, 10.11%, 5/1/2010                                  743,125
                     TOTAL                                                                                                 9,785,750
                   ENVIRONMENTAL-1.0%
     3,100,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                     3,045,750
     2,100,000     Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                      2,042,250
     1,500,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                 1,605,000
     1,479,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                  1,640,638
                     TOTAL                                                                                                 8,333,638
                   FINANCIAL INSTITUTIONS-1.9%
     2,025,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                   1,964,250
     4,750,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      4,676,546
     6,350,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       6,510,941
     2,300,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                     2,311,500
                     TOTAL                                                                                                15,463,237
                   FOOD & BEVERAGE-6.7%
     4,950,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               4,628,250
     2,250,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                           2,295,000
     1,750,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                1,789,375
     3,200,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    3,216,000
     2,300,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                               2,323,000
     2,050,000 1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                                  2,009,000
       775,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                     759,500
     3,525,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                              3,577,875
     3,675,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      3,528,000
     4,250,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        4,069,375
     3,150,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            3,150,000
     3,975,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   4,034,625
     1,800,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  2,100,676
     2,675,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    2,728,500
     3,225,000     Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                                  3,208,875
     1,975,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                      1,915,750
     1,975,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017               1,910,813
     4,300,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              4,063,500
     3,250,000     Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017                                                       3,266,250
                     TOTAL                                                                                                54,574,364
                   GAMING-5.2%
     2,050,000 1,2 Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%,              2,029,500
                   6/15/2015
     1,775,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                 1,850,437
     1,600,000 1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                            1,600,000
     2,575,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                   2,426,937
     2,700,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  2,818,125
     5,525,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 5,027,750
     1,250,000     MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                   1,192,188
     4,000,000     MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                                  4,205,000
     3,025,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    3,161,125
       800,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                          846,000
     3,275,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  3,287,281
     1,725,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        1,774,680
     3,050,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                              3,141,500
     2,350,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                  2,385,250
     1,575,000 1,2 Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015                                              1,596,656
       525,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                         522,375
     2,000,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                     2,100,000
     2,425,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                    2,349,219
                     TOTAL                                                                                                42,314,023
                   HEALTH CARE-7.4%
     1,850,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                    2,007,250
     2,425,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                            2,418,937
     2,000,000 1,2 Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017                                           1,900,000
     1,650,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                           1,559,250
     2,775,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       3,066,375
     2,500,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  2,456,682
     2,350,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                   2,003,375
     7,100,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                               7,579,250
     8,125,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                              8,754,687
     3,300,000     National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                         3,580,500
     2,900,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       2,769,500
       850,000 1,2 Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                              844,688
     1,925,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            1,912,969
     2,625,000 1,2 United Surgical Partners International, Inc., 9.25%, 5/1/2017                                           2,644,688
       500,000 1,2 United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017                             503,750
       600,000 1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759%, 6/1/2015                603,000
       525,000 1,2 Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015                                        522,375
     2,750,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                            2,736,250
     2,550,000 1,2 Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015                                     2,556,375
     1,525,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                             1,494,500
     2,475,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          2,453,344
     2,275,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                            2,303,438
     3,200,000 1,2 Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017                                             3,232,000
                     TOTAL                                                                                                59,903,183
                   INDUSTRIAL - OTHER-6.5%
     4,350,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      4,339,125
     1,925,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                            1,973,125
     3,125,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      3,281,250
     2,275,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                        2,417,187
     1,150,000 1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                       1,138,500
     2,200,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                    2,321,000
       750,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.235%, 12/15/2013                                             768,750
     1,350,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                1,424,250
     3,850,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               4,071,375
     1,850,000 1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.725%, 4/1/2015                                    1,859,250
       975,000 1,2 General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                           970,125
     2,025,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                  2,095,875
     2,350,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                2,379,375
     4,975,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                4,838,188
       925,000 1,2 Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017                                             921,864
     3,300,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    3,481,500
     2,300,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                        2,357,500
     3,134,858     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    3,307,275
     1,725,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                        1,759,500
     2,425,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                       2,576,563
     1,675,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                     1,398,625
     1,575,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           1,614,375
     1,700,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                               1,678,750
                     TOTAL                                                                                                52,973,327
                   LODGING-1.2%
     1,625,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                  1,604,687
     1,000,000     Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                     993,750
     1,150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                       1,132,750
     3,125,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       3,136,719
     2,650,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                2,631,461
                     TOTAL                                                                                                 9,499,367
                   MEDIA - CABLE-1.8%
     1,150,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                         1,175,875
     1,350,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                          1,363,500
     1,560,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                        1,573,650
       625,000     Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013                                  671,875
     5,000,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                         5,250,000
     3,650,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                            4,015,000
       700,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                              668,500
                     TOTAL                                                                                                14,718,400
                   MEDIA - NON-CABLE-9.5%
     3,269,068     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              3,497,903
       900,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                     963,000
     3,200,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          3,328,000
     1,000,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                          1,015,000
       600,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         565,500
     2,974,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       3,126,417
     4,225,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                         4,045,437
     4,050,000     Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016                                                      4,110,750
     6,375,000     Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                      7,171,875
     4,125,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 8.872% 1/15/2015                                                       4,233,281
     4,675,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               3,868,563
     1,775,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                       1,828,250
       600,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       571,500
     1,475,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                     1,404,937
     1,825,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                       1,829,562
     1,775,000 1,2 Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015                         1,766,125
     1,725,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                 1,858,687
     2,450,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                     2,499,000
     1,900,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                        2,030,625
     2,600,000     R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                       2,476,500
     1,425,000     R.H. Donnelly Corp, Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                        1,357,313
     2,700,000     R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016                                             2,821,500
     5,264,000     R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          5,658,800
     1,825,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         2,012,063
     2,075,000 1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                       1,950,500
     3,400,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                           3,723,000
       750,000 1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                              744,375
     4,775,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      5,037,625
     1,200,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     1,182,000
                     TOTAL                                                                                                76,678,088
                   METALS & MINING-0.9%
     1,825,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                 1,850,094
     1,475,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                           1,471,312
     1,425,000     Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                        1,524,750
     2,025,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                      2,088,281
     2,000,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                     TOTAL                                                                                                 6,934,437
                   PACKAGING-1.6%
     3,100,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 2,983,750
     3,250,000     Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                 3,306,875
     3,450,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         3,484,500
     1,475,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                               1,534,000
     1,225,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                         1,274,000
       520,679 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           24,160
                     TOTAL                                                                                                12,607,285
                   PAPER-1.3%
     4,050,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  4,227,187
     2,184,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                            2,178,540
       328,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                   345,220
     3,350,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          3,676,625
                     TOTAL                                                                                                10,427,572
                   RESTAURANTS-0.6%
     1,950,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                      2,008,500
     1,250,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                              1,325,000
     1,750,000 1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,            1,771,875
                   7.86%, 3/15/2014
                     TOTAL                                                                                                 5,105,375
                   RETAILERS-3.2%
       575,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                     570,687
     2,200,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.35563%, 4/15/2013                                    2,205,500
     2,975,000 1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                                  2,729,562
     4,275,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           4,328,438
     2,406,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              2,393,970
     2,175,000 1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 9.80%, 3/15/2014                               2,109,750
     3,500,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                              3,237,500
     2,850,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               2,842,875
       750,000     The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015                                                   731,250
     2,875,000     The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                            2,795,938
     2,075,000     United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                               2,075,000
                     TOTAL                                                                                                26,020,470
                   SERVICES-0.7%
     3,750,000     West Corp., Company Guarantee, 11.00%, 10/15/2016                                                       3,937,500
     1,750,000     West Corp., Sr. Note, 9.50%, 10/15/2014                                                                 1,802,500
                     TOTAL                                                                                                 5,740,000
                   TECHNOLOGY-4.5%
     3,425,000     Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                3,382,187
     1,175,000 1,2 CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.61%, 6/1/2013                         1,170,594
     2,050,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                      2,214,000
     1,000,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                 1,058,750
     1,550,000     Deluxe Corp., 5.125%, 10/1/2014                                                                         1,325,250
       325,000 1,2 Deluxe Corp., Sr. Note, 7.375%, 6/1/2015                                                                  325,000
     1,950,000 1,2 Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014                                               1,872,000
     1,975,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                          1,451,625
     3,200,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                    3,248,000
     2,375,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                2,570,938
     2,825,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               3,178,125
     1,975,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                             1,905,875
     1,268,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.85%, 4/1/2012                                      1,344,080
     3,700,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      3,806,375
     3,075,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 3,267,188
     2,900,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 3,068,789
     1,625,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         1,637,722
                     TOTAL                                                                                                36,826,498
                   TEXTILE-0.3%
     2,100,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                        2,226,000
                   TOBACCO-0.5%
     3,825,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                4,100,783
                   TRANSPORTATION-0.9%
     1,025,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                0
     1,900,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                 1,990,250
     4,025,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            4,467,750
       950,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      954,750
     1,050,000 3,4 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                                       0
                     TOTAL                                                                                                 7,412,750
                   UTILITY - ELECTRIC-4.5%
       950,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                            967,179
     2,275,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                            2,344,297
     4,100,000 1,2 Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                        3,833,500
     2,100,000 1,2 Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017                                                       1,989,750
     5,675,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       5,675,000
     1,007,561 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                         983,849
     1,375,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                             1,381,875
     2,525,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                           2,540,781
     3,750,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            3,768,750
       350,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             358,160
       625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                  613,657
       875,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                               850,371
     4,625,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       4,995,634
     3,325,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                         3,285,300
       850,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                              871,238
     2,000,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                        1,707,854
                     TOTAL                                                                                                36,167,195
                   UTILITY - NATURAL GAS-5.0%
     1,200,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       1,185,000
     2,175,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                                2,164,125
     1,300,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,322,954
     1,775,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                              1,873,530
     3,350,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     3,149,000
     4,150,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 3,952,875
       725,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                    713,313
     2,250,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                 2,330,305
     2,550,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                        2,639,250
     1,750,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                         1,765,654
     1,975,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                  1,955,250
     4,050,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         4,769,272
     1,100,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                       1,189,144
     2,275,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            2,559,375
       250,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                       251,875
     4,900,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            5,194,000
     3,425,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                             3,699,000
                     TOTAL                                                                                                40,713,922
                   WIRELESS COMMUNICATIONS-2.5%
     1,400,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.10%, 1/1/2013                              1,470,000
     2,275,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                             2,451,312
       925,000 1,2 Digicel Ltd., Sr. Note, 8.875%, 1/15/2015                                                                 908,812
     1,475,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                 1,561,656
     1,725,000 1,2 Digicel Ltd., Sr. Note, 9.875%, 1/15/2015                                                               1,705,594
     1,250,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                     1,296,875
     1,975,000 1,2  MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                    2,049,062
     3,200,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 3,238,512
     2,250,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                 2,396,736
     2,725,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                     2,955,904
                     TOTAL                                                                                                20,034,463
                   WIRELINE COMMUNICATIONS-2.2%
     2,750,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           2,846,250
     9,950,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                   10,770,875
     2,025,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                        2,131,594
     1,750,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                            1,859,375
                     TOTAL                                                                                                17,608,094
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $738,859,898)                                                746,490,823
                   COMMON STOCKS & WARRANTS-0.5%
                   CHEMICALS-0.3%
           704   3 General Chemical Industrial Products, Inc.                                                              1,217,610
           302   3 General Chemical Industrial Products, Inc., Warrants                                                      408,769
           407   3 General Chemical Industrial Products, Inc., Warrants                                                      624,391
                     TOTAL                                                                                                 2,250,770
                   CONSUMER PRODUCTS-0.0%
         1,003 1,3 Sleepmaster LLC                                                                                                10
                   INDUSTRIAL - OTHER-0.1%
       458,151 1,3 ACP Holdings Corp., Warrants                                                                              561,235
                   MEDIA - CABLE-0.1%
        29,925     Virgin Media, Inc.                                                                                        729,272
                   MEDIA - NON-CABLE-0.0%
         1,000 1,3 Advanstar, Inc., Warrants                                                                                     890
         1,800   3 XM Satellite Radio, Inc., Warrants                                                                          5,175
        19,800   3 Ziff Davis Media, Inc., Warrants                                                                              198
                     TOTAL                                                                                                     6,263
                   METALS & MINING-0.0%
         2,000 1,3 Republic Technologies International, Inc., Warrants                                                             0
        57,533 1,3 Royal Oak Mines, Inc.                                                                                         892
                     TOTAL                                                                                                       892
                   OTHER-0.0%
           171 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING-0.0%
             5 1,3 Pliant Corp.                                                                                                    0
        57,000 1,3  Russell Stanley Holdings, Inc.                                                                                 0
                     TOTAL                                                                                                         0
                   PAPER-0.0%
         8,307   3 Smurfit Kappa Group PLC                                                                                   209,021
                     TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $5,907,122)                                           3,757,463
                   PREFERRED STOCK-0.0%
                   MEDIA - NON-CABLE-0.0%
           108     Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                           2,700
                   MUTUAL FUND-5.0%
    40,523,060 5,6 Prime Value Obligations Fund, Institutional Shares, 5.26% (AT NET ASSET VALUE)                         40,523,060
                     TOTAL INVESTMENTS - 97.6% (IDENTIFIED COST $785,290,080)7                                           790,774,046
                     OTHER ASSETS AND LIABILITIES - NET-2.4%                                                              19,663,475
                     TOTAL NET ASSETS - 100%                                                                           $ 810,437,521

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $153,962,262, which represented 19.0% of total net assets.
2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $153,375,075, which represented 18.9% of total net assets.
3 Non-income producing security.
4 Principal amount and interest were not paid upon final maturity.
5 Affiliated company.
6 7-Day net yield.
7 The cost of investments for federal tax purposes amounts to $785,855,404.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

 PIK -Payment in Kind
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2007 (unaudited)

ASSETS:
Total investments in securities, at value including $40,523,060 of investments in                                 $  790,774,046
affiliated issuers (Note 5) (identified cost $785,290,080)
Cash                                                                                                                  10,167,240
Income receivable                                                                                                     14,262,208
  TOTAL ASSETS                                                                                                       815,203,494
LIABILITIES:
Payable for investments purchased                                                               $ 4,009,943
Income distribution payable                                                                         738,595
Accrued expenses                                                                                     17,435
  TOTAL LIABILITIES                                                                                                    4,765,973
Net assets for 118,448,483 shares outstanding                                                                     $  810,437,521
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                   $  987,692,866
Net unrealized appreciation of investments                                                                             5,483,966
Accumulated net realized loss on investments and swap contracts                                                     (181,598,550   )
Distributions in excess of net investment income                                                                      (1,140,761   )
  TOTAL NET ASSETS                                                                                                $  810,437,521
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$810,437,521 {divide} 118,448,483 shares outstanding, no par value, unlimited shares                                       $6.84
authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (unaudited)

INVESTMENT INCOME:
Interest                                                                                                           $ 32,742,120
Dividends (including $185,064 received from affiliated issuers)(Note 5)                                                 190,956
  TOTAL INCOME                                                                                                       32,933,076
EXPENSES:
Administrative personnel and services fee (Note 5)                                         $         321,953
Custodian fees                                                                                        17,648
Transfer and dividend disbursing agent fees and expenses                                               9,515
Directors'/Trustees' fees                                                                              7,599
Auditing fees                                                                                         11,660
Legal fees                                                                                             4,589
Portfolio accounting fees                                                                             67,622
Insurance premiums                                                                                     3,615
Miscellaneous                                                                                          6,370
  TOTAL EXPENSES                                                                                     450,571
Waiver of administrative personnel and services fee (Note 5)              $     (321,953   )
Net expenses                                                                                                            128,618
Net investment income                                                                                                32,804,458
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS:
Net realized gain on investments                                                                                      5,668,998
Net realized gain on swap contracts                                                                                     305,290
Net change in unrealized appreciation of investments                                                                 (9,215,870   )
Net change in unrealized depreciation of swap contracts                                                                  33,381
Net realized and unrealized loss on investments and swap contracts                                                   (3,208,201   )
Change in net assets resulting from operations                                                                     $ 29,596,257

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                             SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                            (unaudited)               12/31/2006
                                                                                              6/30/2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                     $  32,804,458           $   69,713,362
Net realized gain on investments and swap contracts                                           5,974,288                4,136,734
Net change in unrealized appreciation/depreciation of investments and swap                   (9,182,489   )           17,756,323
contracts
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                             29,596,257               91,606,419
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                    (33,591,715   )          (70,822,598   )
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                  7,927,000               48,448,001
Net asset value of shares issued to shareholders in payment of distributions                 28,951,799               61,375,960
declared
Cost of shares redeemed                                                                     (46,000,411   )         (243,704,993   )
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                     (9,121,612   )         (133,881,032   )
Change in net assets                                                                        (13,117,070   )         (113,097,211   )
NET ASSETS:
Beginning of period                                                                         823,554,591              936,651,802
End of period (including distributions in excess of net investment income of              $ 810,437,521           $  823,554,591
$(1,140,761) and $(353,504), respectively)

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2007 (unaudited)

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High-Yield Bond Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


SWAP CONTRACTS
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable or payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations.

At June 30, 2007, the Fund had no outstanding swap contracts.

RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2007, is as follows:

SECURITY                                                             ACQUISITION DATE          ACQUISITION COST
ACP Holdings Corp., Warrants                                         9/24/2003                               $0
Advanstar, Inc. Warrants                                             2/14/2001                               $0
CVC Claims Litigation LLC                                            3/26/1997 - 5/20/1998           $1,676,091
Pliant Corp.                                                         7/18/2006                               $0
Republic Technologies International Inc., Warrants                   8/06/1999                               $0
Royal Oak Mines, Inc.                                                7/31/1998 - 2/24/1999               $6,392
Russell Stanley Holdings, Inc.                                       2/5/1999 - 5/15/2005            $2,766,240
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008     11/9/2001                               $0
Sleepmaster LLC                                                      12/23/2004                              $0

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                                                       SIX MONTHS          YEAR ENDED
                                                                            ENDED          12/31/2007
                                                                        6/30/2007
Shares sold                                                             1,140,848           7,117,672
Shares issued to shareholders in payment of distributions declared      4,174,089           9,100,098
Shares redeemed                                                        (6,619,104   )     (36,157,724   )
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS                         (1,304,167   )     (19,939,954   )

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $785,855,404. The net unrealized appreciation of investments for federal tax purposes was $4,918,642. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,825,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,907,077.

At December 31, 2006, the Fund had a capital loss carryforward of $180,291,412 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 Expiration Year     Expiration Amount
 2009                      $46,190,070
 2010                      $88,455,746
 2011                      $45,645,596
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

                        Average Aggregate Daily Net Assets
 Administrative Fee     of the Federated Funds
 0.150%                 ON THE FIRST $5 BILLION
 0.125%                 ON THE NEXT $5 BILLION
 0.100%                 ON THE NEXT $10 BILLION
 0.075%                 ON ASSETS IN EXCESS OF $20 BILLION

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, FAS waived its entire fee.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2007, the Adviser was not required to reimburse any investment adviser fees. Transactions with the affiliated company during the six months ended June 30, 2007 are as follows:

AFFILIATE                    BALANCE OF     PURCHASES/     SALES/         BALANCE OF SHARES HELD           VALUE     DIVIDEND INCOME
                             SHARES         ADDITIONS      REDUCTIONS     6/30/2007
                             HELD
                             12/31/2006
Prime Value  Obligations     -              65,416,482     24,893,422     40,523,060                 $40,523,060            $185,064
Fund, Institutional
Shares


6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2007 were as follows:

 Purchases       $ 166,783,437
 Sales           $ 176,197,524

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.


9. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


HIGH YIELD BOND PORTFOLIO (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N101

31867 (8/07)














FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND

A PORTFOLIO OF FEDERATED CORE TRUST



SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                                                        SIX MONTHS             PERIOD
                                                                                 ENDED (unaudited)              ENDED
                                                                                         6/30/2007         12/31/2006 1
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.00             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                  0.35              (0.03 )2
Net realized and unrealized gain (loss) on investments and futures contracts                 (0.17 )             0.04
  TOTAL FROM INVESTMENT OPERATIONS                                                            0.18               0.01
LESS DISTRIBUTIONS:
Distributions from net investment income                                                     (0.35 )                -
Distributions from capital                                                                       -              (0.01 )
  TOTAL DISTRIBUTIONS                                                                        (0.35 )            (0.01 )
NET ASSET VALUE, END OF PERIOD                                                               $9.83             $10.00
TOTAL RETURN3                                                                                 1.79 %             0.13 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses4                                                                                 0.05 %             0.05 %
Net investment income (loss) 4                                                                7.38 %            (1.69 )%
Expense waiver/reimbursement4,5                                                               8.78 %            12.34 %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                     $2,899             $2,400
Portfolio turnover                                                                               4 %               25 %

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
2 Per share numbers have been calculated using the average shares method.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                             1/1/2007         6/30/2007
ACTUAL                                                         $1,000         $1,017.90              $0.25
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.55              $0.25

   1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2007, the Fund's portfolio composition1 was as follows:

 TYPE OF INVESTMENT                                         PERCENTAGE OF
                                                         TOTAL NET ASSETS
 U.S. Treasury Inflation-Protected Securities (TIPS)                 97.1 %
 Derivative Contracts - U.S. Treasury Futures2                        0.0 %
 Cash Equivalents3                                                    4.2 %
 Other Assets and Liabilities-Net4                                   (1.3 )%
   TOTAL                                                            100.0 %
1 See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report. Represents less than 0.1%.
3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2007 (unaudited)

    PRINCIPAL AMOUNT                                                                           VALUE
    OR SHARES
                         U.S. TREASURY-97.1%
                         TREASURY SECURITIES-97.1%
  $          153,702     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2027       $   147,533
             295,393     U.S. Treasury Inflation Protected Bond, 3.875%, 4/15/2029           356,733
             361,766     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2025           347,973
             214,939     U.S. Treasury Inflation Protected Note, 4.250%, 1/15/2010           223,132
             107,101     U.S. Treasury Inflation Protected Note, 3.875%, 1/15/2009           108,850
             234,853     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2014           225,838
             218,637     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2016           207,874
             385,012     U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012           392,335
             376,908   1 U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2013           361,685
             245,423     U.S. Treasury Inflation Protected Note, 0.875%, 4/15/2010           233,145
             223,098     U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2015           210,928
                           TOTAL U.S. TREASURY (IDENTIFIED COST $2,868,336)                2,816,026
                         MUTUAL FUND-4.2%
             121,479 2,3 Government Obligations Fund, Institutional Shares, 5.14%            121,479
                         (AT NET ASSET VALUE)
                           TOTAL INVESTMENTS-101.3%                                        2,937,505
                           (IDENTIFIED COST $2,989,815)4
                           OTHER ASSETS AND LIABILITIES - NET-(1.3)%                        (38,879) )
                           TOTAL NET ASSETS-100%                                         $ 2,898,626

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2 Affiliated company.
3 7-Day net yield.
4 Also represents cost for federal tax purposes.
At June 30, 2007, the Fund had the following outstanding futures contracts:

DESCRIPTION                              NUMBER OF                NOTIONAL  EXPIRATION                    UNREALIZED APPRECIATION/
                                         CONTRACTS                   VALUE  DATE                                    (DEPRECIATION)
5U.S. Treasury Notes 5 Year Long         1                        $104,078  September 2007                                  $(715)
Futures
5U.S. Treasury Notes 2 Year Long         6                      $1,222,688  September 2007                                $(2,178)
Futures
5U.S. Treasury Bond Short Futures        2                        $215,500  September 2007                                  $3,024
  NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                                            $131

5 Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2007 (unaudited)

ASSETS:
Total investments in securities, at value including $121,479 of investments in an affiliated                         $ 2,937,505
issuer (Note 5) (identified cost $2,989,815)
Income receivable                                                                                                         29,340
Receivable for daily variation margin                                                                                        156
  TOTAL ASSETS                                                                                                         2,967,001
LIABILITIES:
Income distribution payable                                                                           $ 24,666
Payable for transfer and dividend disbursing agent fees and expenses                                     8,009
Payable for auditing fees                                                                               10,414
Payable for legal fees                                                                                   5,098
Payable for portfolio accounting fees                                                                   19,544
Accrued expenses                                                                                           644
  TOTAL LIABILITIES                                                                                                       68,375
Net assets for 294,897 shares outstanding                                                                            $ 2,898,626
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                      $ 2,951,032
Net unrealized depreciation of investments and futures contracts                                                         (52,179 )
Accumulated net realized loss on investments and futures contracts                                                          (267 )
Undistributed net investment income                                                                                           40
  TOTAL NET ASSETS                                                                                                   $ 2,898,626
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$2,898,626 {divide} 294,897 shares outstanding, no par value, unlimited shares authorized                                  $9.83

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (unaudited)

INVESTMENT INCOME:
Interest                                                                                                             $  98,195
Dividends (received from an affiliated issuer) (Note 5)                                                                  1,687
  TOTAL INCOME                                                                                                          99,882
EXPENSES:
Administrative personnel and services fee                                                       $   74,384
(Note 5)
Custodian fees                                                                                         874
Transfer and dividend disbursing agent fees and expenses                                             6,631
Auditing fees                                                                                       10,414
Legal fees                                                                                           4,719
Portfolio accounting fees                                                                           18,574
Printing and postage                                                                                   111
Insurance premiums                                                                                   2,983
Miscellaneous                                                                                            5
  TOTAL EXPENSES                                                                                   118,695
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and                                      $ (74,384 )
services fee
Reimbursement of other operating expenses                                     (43,573 )
  TOTAL WAIVER AND REIMBURSEMENT                                                                  (117,957 )
Net expenses                                                                                                               738
Net investment income                                                                                                   99,144
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                                                                                         3,003
Net realized loss on futures contracts                                                                                  (3,270 )
Net change in unrealized appreciation of investments                                                                   (56,052 )
Net change in unrealized appreciation of futures contracts                                                                 131
Net realized and unrealized loss on investments and futures contracts                                                  (56,188 )
Change in net assets resulting from operations                                                                       $  42,956

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                             SIX MONTHS             PERIOD ENDED 1
                                                                                                  ENDED               12/31/2006
                                                                                            (unaudited)
                                                                                              6/30/2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                                                              $      99,144           $       (8,266 )
Net realized gain (loss) on investments and futures contracts                                      (267 )                  7,343
Net change in unrealized appreciation/depreciation of investments and futures                   (55,921 )                  3,742
contracts
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                 42,956                    2,819
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                        (99,104 )                      -
Distributions from capital                                                                            -                   (3,044 )
  TOTAL DISTRIBUTIONS                                                                           (99,104 )                 (3,044 )
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                    555,000                2,400,100
Cost of shares redeemed                                                                            (101 )                      -
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                        554,899                2,400,100
Change in net assets                                                                            498,751                2,399,875
NET ASSETS:
Beginning of period                                                                           2,399,875                        -
End of period (including undistributed net investment income of $40 and $0,               $   2,898,626           $    2,399,875
respectively)

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2007 (unaudited)

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

       {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
       {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
       {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
       {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and
       {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities, including TIPS, furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions from net investment income are declared daily and paid monthly.


PREMIUM AND DISCOUNT AMORTIZATION
All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


FUTURES CONTRACTS
The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had net realized losses on futures contracts of $3,270.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                                   SIX MONTHS     PERIOD ENDED
                                                        ENDED      12/31/20061
                                                    6/30/2007

Shares sold                                            54,897          240,010
Shares redeemed                                           (10 )              -
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS
                                                       54,887          240,010

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $2,989,815. The net unrealized depreciation of investments excluding any appreciation resulting from futures contracts for federal tax purposes was $52,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,559.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily reimbursed $43,573 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 ADMINISTRATIVE FEE  AVERAGE AGGREGATE DAILY NET ASSETS
                     OF THE FEDERATED FUNDS
 0.150%              on the first $5 billion
 0.125%              on the next $5 billion
 0.100%              on the next $10 billion
 0.075%              on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, FAS waived its entire fee.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2007 are as follows:

AFFILIATE                      BALANCE OF     PURCHASES/     SALES/         BALANCE OF SHARES HELD        VALUE     DIVIDEND INCOME
                               SHARES         ADDITIONS      REDUCTIONS     6/30/2007
                               HELD
                               12/31/2006
Government Obligations         -              235,355        113,876        121,479                    $121,479              $1,687
Fund, Institutional Shares

6. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


9. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling

1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N507

37174 (8/07)














FEDERATED MORTGAGE CORE PORTFOLIO

A PORTFOLIO OF FEDERATED CORE TRUST


SEMI-ANNUAL SHAREHOLDER REPORT


June 30, 2007



FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE































NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                  SIX MONTHS                                   YEAR ENDED DECEMBER 31,
                                       ENDED
                                 (unaudited)
                                   6/30/2007            2006             2005             2004             2003             2002
NET ASSET VALUE, BEGINNING             $9.88           $9.91           $10.18           $10.19           $10.32           $10.04
OF PERIOD
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.28            0.56             0.50             0.50             0.48             0.61
Net realized and unrealized            (0.19 )         (0.03 )          (0.25 )          (0.01 )          (0.13 )           0.31
gain (loss) on investments
 TOTAL FROM                             0.09            0.53             0.25             0.49             0.35             0.92
 INVESTMENT OPERATIONS
LESS DISTRIBUTIONS:
Distributions from net                 (0.28 )         (0.56 )          (0.52 )          (0.50 )          (0.48 )          (0.61 )
investment income
Distributions from net                     -               -                -                -            (0.00 )1         (0.03 )
realized gain on investments
 TOTAL DISTRIBUTIONS                   (0.28 )         (0.56 )          (0.52 )          (0.50 )          (0.48 )          (0.64 )
NET ASSET VALUE, END OF                $9.69           $9.88            $9.91           $10.18           $10.19           $10.32
PERIOD
TOTAL RETURN2                           0.93 %          5.49 %           2.48 %           4.95 %           3.52 %           9.43 %

RATIOS TO AVERAGE NET
ASSETS:
Net expenses                            0.02 %3         0.03 %           0.03 %           0.03 %           0.03 %           0.04 %
Net investment income                   5.70 %3         5.55 %           4.96 %           4.93 %           4.67 %           6.00 %
Expense                                 0.08 %3         0.08 %           0.08 %           0.08 %           0.08 %           0.08 %
waiver/reimbursement4
SUPPLEMENTAL DATA:
Net assets, end of period         $1,560,550      $1,230,612         $949,405         $790,927         $767,012         $601,217
(000 omitted)
Portfolio turnover5                       19 %           109 %            111 %             47 %             90 %             84 %

1 Represents less than $0.01.
2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5 This calculation excludes purchases and sales from dollar-roll transactions. See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            BEGINNING            ENDING      EXPENSES PAID
                                                        ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD1
                                                             1/1/2007         6/30/2007
ACTUAL                                                         $1,000         $1,009.30              $0.10
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE EXPENSES)            $1,000         $1,024.70              $0.10

1 Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2007, the Fund's portfolio composition1 was as follows:

TYPE OF INVESTMENT                                                PERCENTAGE OF
                                                               TOTAL NET ASSETS
U.S. Government Agency Mortgage-Backed Securities                  102.3 %
U.S. Government Agency Adjustable Rate Mortgage Securities           6.6 %
Non-Agency Mortgage-Backed Securities                                0.5 %
U.S. Treasury Securities2                                            0.0 %
Derivative Contracts-U.S. Treasury Futures2,3                        0.0 %
Repurchase Agreements-Cash                                           6.4 %
Repurchase Agreements-Collateral4                                   13.0 %
Other Assets and Liabilities-Net5                                  (28.8 )%
 TOTAL                                                             100.0 %

1 See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2 Represents less than 0.1%.
3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2007 (unaudited)

PRINCIPAL                                                                                                        VALUE
AMOUNT
                   ADJUSTABLE RATE MORTGAGES-6.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-1.5%
  $  8,807,795     ARM, 5.775%, 1/1/2037                                                                 $   8,794,110
    14,351,755     ARM, 5.894%, 2/1/2037                                                                    14,303,710
                    TOTAL
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-5.1%
     1,842,305     ARM, 5.290%, 1/1/2037                                                                     1,840,404
     3,740,734     ARM, 5.380%, 1/1/2037                                                                     3,744,719
    10,550,737     ARM, 5.550%, 8/1/2036                                                                    10,541,349
    13,998,182     ARM, 5.580%, 2/1/2047                                                                    13,959,229
     5,295,982     ARM, 5.600%, 2/1/2037                                                                     5,284,486
    17,228,225     ARM, 5.630%, 4/1/2036                                                                    17,156,802
    15,007,394     ARM, 5.730%, 2/1/2037                                                                    15,020,229
    12,095,574     ARM, 5.980%, 7/1/2036                                                                    12,146,112
                    TOTAL
                    TOTAL ADJUSTABLE RATE MORTGAGES                                                        102,791,150
                    (IDENTIFIED COST $103,716,281)
                   COLLATERALIZED MORTGAGE OBLIGATIONS-15.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-7.9%
    22,586,105     REMIC 3144 FB, 5.670%, 4/15/2036                                                         22,602,100
    18,792,498     REMIC 3160 FD, 5.650%, 5/15/2036                                                         18,779,161
    13,622,177     REMIC 3175 FE, 5.630%, 6/15/2036                                                         13,599,667
    30,601,279     REMIC 3179 FP, 5.700%, 7/15/2036                                                         30,746,663
     5,576,435     REMIC 3206 FE, 5.720%, 8/15/2036                                                          5,583,423
    18,514,000     REMIC 3260 PF, 5.620%, 1/15/2037                                                         18,555,444
    13,446,742     REMIC 3296 YF, 5.720%, 3/15/2037                                                         13,317,786
                    TOTAL
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-6.7%
     3,592,741     REMIC 2005-63 FC, 5.570%, 10/25/2031                                                      3,576,602
    18,381,029     REMIC 2006-104 FY, 5.660%, 11/25/2036                                                    18,355,593
    23,225,520     REMIC 2006-115 EF, 5.680%, 12/25/2036                                                    23,216,323
     4,744,254     REMIC 2006-43 FL, 5.720%, 6/25/2036                                                       4,758,861
    13,083,801     REMIC 2006-58 FP, 5.620%, 7/25/2036                                                      13,081,375
    22,114,241     REMIC 2006-81 FB, 5.670%, 9/25/2036                                                      22,158,053
    19,714,914     REMIC 2006-85 PF, 5.700%, 9/25/2036                                                      19,758,556
                    TOTAL                                                                                  104,905,363
                   NON-AGENCY MORTGAGE-0.5%
     7,684,272     Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.236%, 8/25/2035           7,539,957
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                              235,629,564
                    (IDENTIFIED COST $235,761,208)

PRINCIPAL                                                                                                                      VALUE
AMOUNT
                    MORTGAGE-BACKED SECURITIES-87.7%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-53.9%
  $  74,584,865   1 4.500%, 6/1/2019 - 3/1/2036                                                                      $    70,107,027
    261,863,316   1 5.000%, 7/1/2019 - 7/1/2037                                                                          247,517,006
    263,672,505   1 5.500%, 3/1/2021 - 7/1/2037                                                                          255,877,952
    167,636,360   1 6.000%, 5/1/2014 - 8/1/2037                                                                          165,977,434
     96,644,154   1 6.500%, 7/1/2014 - 8/1/2037                                                                           97,571,487
      1,723,584     7.000%, 12/1/2011 - 4/1/2032                                                                           1,787,893
        977,208     7.500%, 12/1/2022 - 7/1/2031                                                                           1,024,630
        896,681     8.000%, 11/1/2009 - 3/1/2031                                                                             938,731
         27,132     8.500%, 9/1/2025                                                                                          29,031
         45,832     9.000%, 5/1/2017                                                                                          48,601
          2,371     9.500%, 4/1/2021                                                                                           2,617
                     TOTAL
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-32.1%
     31,878,842     4.500%, 12/1/2019 - 10/1/2035                                                                         29,463,742
     96,508,209     5.000%, 7/1/2019 - 2/1/2036                                                                           91,375,631
    171,038,919     5.500%, 2/1/2009 - 5/1/2036                                                                          165,341,213
    171,867,960   1 6.000%, 12/1/2013 - 7/1/2037                                                                         170,179,909
     34,570,608     6.500%, 2/1/2009 - 12/1/2036                                                                          34,983,621
      7,589,463     7.000%, 7/1/2010 - 8/1/2032                                                                            7,864,451
      1,459,992     7.500%, 6/1/2011 - 6/1/2033                                                                            1,523,078
        464,580     8.000%, 7/1/2023 - 3/1/2031                                                                              488,407
         24,543     9.000%, 11/1/2021 - 6/1/2025                                                                              26,155
                     TOTAL
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.7%
        288,084     12.000%, 4/15/2015 - 6/15/2015                                                                           327,270
     20,000,000   1 5.500%, 7/15/2037                                                                                     19,394,884
        555,851     6.000%, 10/15/2028 - 6/15/2029                                                                           555,314
      2,165,106     6.500%, 10/15/2028 - 2/15/2032                                                                         2,209,438
      1,878,024     7.000%, 11/15/2027 - 2/15/2032                                                                         1,949,719
        701,240     7.500%, 4/15/2029 - 1/15/2031                                                                            735,348
      1,068,702     8.000%, 2/15/2010 - 11/15/2030                                                                         1,120,034
        135,616     8.500%, 3/15/2022 - 11/15/2030                                                                           145,317
          2,206     9.500%, 10/15/2020                                                                                         2,450
                     TOTAL
                     TOTAL MORTGAGE-BACKED SECURITIES                                                                  1,368,568,390
                     (IDENTIFIED COST $1,372,667,727)
                    U.S. TREASURY-0.0%
                    U.S. TREASURY BILL-0.0%
        150,000 2,3 4.845%, 7/19/2007 (IDENTIFIED COST $149,637)                                                             149,710
                    REPURCHASE AGREEMENTS-19.4%
     20,000,000   4 Interest in $71,529,000 joint repurchase agreement 5.26%, dated 6/20/2007 under which                 20,000,000
                    Credit Suisse First Boston Corp. will repurchase a U.S. Treasury security and
                    U.S. Government Agency securities with various maturities to 6/20/2037 for $71,832,084 on
                    7/19/2007. The market value of the underlying securities at the end of the period was
                    $73,876,975 (segregated pending settlement of dollar-roll transactions).
     99,615,000     Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which              99,615,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.

PRINCIPAL                                                                                                                  VALUE
AMOUNT
                    REPURCHASE AGREEMENTS-continued
  $ 133,757,000   4 Interest in $155,693,000 joint repurchase agreement 5.26%, dated 6/12/2007 under which       $   133,757,000
                    UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/15/2037 for $156,375,454 on 7/12/2007. The market value of the underlying securities at the end of the period was $160,765,290 (segregated pending settlement of dollar-roll transactions).
     50,000,000   4 Interest in $78,048,000 joint repurchase agreement 5.26%, dated 6/18/2007 under which             50,000,000
                    UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/15/2037 for $78,378,707 on 7/17/2007. The market value of the underlying securities at the end of the period was $80,521,289 (segregated pending settlement of dollar-roll transactions).
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                           303,372,000
                     TOTAL INVESTMENTS-128.8%                                                                      2,010,510,814
                     (IDENTIFIED COST $2,015,666,853)5
                     OTHER ASSETS AND LIABILITIES - NET-(28.8)%                                                     (449,960,316 )
                     TOTAL NET ASSETS-100%                                                                       $ 1,560,550,498

1 All or a portion of these securities may be subject to dollar-roll transactions.
2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3 Discount rate at time of purchase.
4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5 The cost of investments for federal tax purposes amounts to $2,021,348,173.

At June 30, 2007, the Fund had the following outstanding futures contracts:

DESCRIPTION                               NUMBER OF  NOTIONAL VALUE  EXPIRATION DATE      UNREALIZED
                                          CONTRACTS                                    APPRECIATION/
                                                                                      (DEPRECIATION)
6U.S. Treasury Notes 2 Year Long Futures  708          $144,277,125  September 2007     $100,716
6U.S. Treasury Bond Short Futures         235           $25,321,250  September 2007    $(165,279 )
 NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                       $(64,563 )

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

 ARM   -Adjustable Rate Mortgage
 REMIC -Real Estate Mortgage Investment Conduit


See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2007 (unaudited)

ASSETS:
Investments in securities                                                                                        $ 1,707,138,814
Investments in repurchase agreements                                                                                 303,372,000
Total investments in securities, at value (identified cost $2,015,666,853)                                         2,010,510,814
Cash                                                                                                                         743
Income receivable                                                                                                      6,893,807
Receivable for investments sold                                                                                      288,082,511
 TOTAL ASSETS                                                                                                      2,305,487,875
LIABILITIES:
Payable for investments purchased                                                            $ 744,249,451
Income distribution payable                                                                        624,210
Payable for daily variation margin                                                                  17,470
Accrued expenses                                                                                    46,246
 TOTAL LIABILITIES                                                                                                   744,937,377
Net assets for 161,071,166 shares outstanding                                                                    $ 1,560,550,498
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                  $ 1,605,380,723
Net unrealized depreciation of investments and futures contracts                                                      (5,220,602 )
Accumulated net realized loss on investments and futures contracts                                                   (39,048,900 )
Distributions in excess of net investment income                                                                        (560,723 )
 TOTAL NET ASSETS                                                                                                $ 1,560,550,498
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$1,560,550,498 {divide} 161,071,166 shares outstanding, no par value, unlimited shares                                     $9.69
authorized


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2007 (unaudited)

INVESTMENT INCOME:
Interest                                                                                                         $  39,223,188
EXPENSES:
Administrative personnel and services fee (Note 5)                                               $ 542,419
Custodian fees                                                                                      34,077
Transfer and dividend disbursing agent fees and expenses                                             9,012
Directors'/Trustees' fees                                                                            8,701
Auditing fees                                                                                       10,444
Legal fees                                                                                           5,246
Portfolio accounting fees                                                                           77,232
Insurance premiums                                                                                   6,159
Miscellaneous                                                                                        4,894
 TOTAL EXPENSES                                                                                    698,184
Waiver of administrative personnel and services fee (Note 5)                $ (542,419 )
Net expenses                                                                                                           155,765
Net investment income                                                                                               39,067,423
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on investments                                                                                   (11,314,998 )
Net realized loss on futures contracts                                                                                    (915 )
Net change in unrealized appreciation of investments                                                               (18,801,031 )
Net change in unrealized depreciation of futures contracts                                                             (64,563 )
Net realized and unrealized loss on investments and futures contracts                                              (30,181,507 )
Change in net assets resulting from operations                                                                   $   8,885,916


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                            SIX MONTHS
                                                                                                 ENDED                YEAR ENDED
                                                                                           (unaudited)                12/31/2006
                                                                                             6/30/2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                  $    39,067,423           $    62,072,380
Net realized loss on investments and futures contracts                                     (11,315,913 )              (9,018,349 )
Net change in unrealized appreciation/depreciation of investments and futures              (18,865,594 )              14,668,403
contracts
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                              8,885,916                67,722,434
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                   (39,759,359 )             (63,565,744 )
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                               353,553,800               472,210,000
Net asset value of shares issued to shareholders in payment of distributions                36,261,155                61,327,124
declared
Cost of shares redeemed                                                                    (29,003,000 )            (256,487,303 )
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    360,811,955               277,049,821
Change in net assets                                                                       329,938,512               281,206,511
NET ASSETS:
Beginning of period                                                                      1,230,611,986               949,405,475
End of period (including undistributed (distributions in excess of) net                $ 1,560,550,498           $ 1,230,611,986
investment income of $(560,723) and $131,213, respectively)


See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2007 (unaudited)

1. ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

      {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
      {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
      {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
      {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
      {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
      {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.


PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.


FUTURES CONTRACTS
The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had net realized losses on futures contracts of $915.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.


DOLLAR-ROLL TRANSACTIONS
The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return. Dollar-rolls are subject to interest rate and credit risks.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                                                       SIX MONTHS ENDED          YEAR ENDED
                                                                              6/30/2007          12/31/2006
Shares sold                                                                  35,852,296          48,368,579
Shares issued to shareholders in payment of distributions declared            3,687,177           6,241,796
Shares redeemed                                                              (2,961,707 )       (25,892,604 )
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                 36,577,766          28,717,771

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $2,021,348,173. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $10,837,359. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,286,836 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,124,195.

At December 31, 2006, the Fund had a capital loss carryforward of $31,660,657 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
 2012                       $6,069,029
 2013                       $6,890,426
 2014                      $18,701,202
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Management Investment Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.


ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY NET ASSETS
                        OF THE FEDERATED FUNDS
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, FAS waived its entire fee.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

 Purchases       $       0
 Sales           $ 411,233

7. LINE OF CREDIT
The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.


9. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


10. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED MORTGAGE CORE PORTFOLIO (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)





Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

























Cusip 31409N200

31866 (8/07)

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No changes to report.

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS













SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 10, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER

            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 10, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 10, 2007